Property, plant and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 168,040	$ 136,285
Cost	333,658	289,531	$ 299,482	$ 240,902
Accumulated depreciation and impairment	(147,964)	(125,904)	(131,442)	(104,617)
Additions	15,030	15,934
Capitalized borrowing costs	1,340	911
Write-offs	(116)	(336)
Transfers (5)	1,201	620
Transfers to assets held for sale	1	(1)
Depreciation, amortization and depletion	(10,505)	(8,345)
Impairment recognition (note 20)	(228)	(230)
Impairment reversal (note 20)	418	4
Translation adjustment	10,513	18,779
Balance at June 30, 2025	185,694	163,627
Decommissioning costs - Additions to / review of estimates		6
Land Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	2,392	2,485
Cost	4,713	4,503	4,417	3,895
Accumulated depreciation and impairment	(2,196)	(1,629)	(2,025)	(1,410)
Additions	2
Capitalized borrowing costs
Write-offs	(3)	(1)
Transfers (5)	19	103
Transfers to assets held for sale
Depreciation, amortization and depletion	(45)	(49)
Impairment recognition (note 20)		(3)
Impairment reversal (note 20)	1
Translation adjustment	151	339
Balance at June 30, 2025	2,517	2,874
Decommissioning costs - Additions to / review of estimates
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	52,662	45,807
Cost	128,507	112,058	116,063	96,963
Accumulated depreciation and impairment	(69,791)	(60,354)	(63,401)	(51,156)
Additions	87	21
Capitalized borrowing costs
Write-offs	(21)	(27)
Transfers (5)	6,092	2,489
Transfers to assets held for sale		(1)
Depreciation, amortization and depletion	(3,261)	(2,641)
Impairment recognition (note 20)	(49)	(116)
Impairment reversal (note 20)	4	4
Translation adjustment	3,202	6,168
Balance at June 30, 2025	58,716	51,704
Decommissioning costs - Additions to / review of estimates
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	37,120	24,384
Cost	48,387	39,137	42,752	30,321
Accumulated depreciation and impairment	(5,399)	(6,608)	(5,632)	(5,937)
Additions	9,160	7,472
Capitalized borrowing costs	1,340	911
Write-offs	(43)	(290)
Transfers (5)	(7,391)	(3,438)
Transfers to assets held for sale	1
Depreciation, amortization and depletion
Impairment recognition (note 20)	(55)	(17)
Impairment reversal (note 20)	413
Translation adjustment	2,443	3,507
Balance at June 30, 2025	42,988	32,529
Decommissioning costs - Additions to / review of estimates
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	38,894	35,921
Cost	85,582	78,019	77,977	67,357
Accumulated depreciation and impairment	(44,404)	(37,957)	(39,083)	(31,436)
Additions	103	74
Capitalized borrowing costs
Write-offs	(16)	(4)
Transfers (5)	2,480	1,466
Transfers to assets held for sale
Depreciation, amortization and depletion	(2,664)	(2,157)
Impairment recognition (note 20)	(45)	(10)
Impairment reversal (note 20)
Translation adjustment	2,426	4,766
Balance at June 30, 2025	41,178	40,062
Decommissioning costs - Additions to / review of estimates		6
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	36,972	27,688
Cost	66,469	55,814	58,273	42,366
Accumulated depreciation and impairment	(26,174)	(19,356)	$ (21,301)	$ (14,678)
Additions	5,678	8,367
Capitalized borrowing costs
Write-offs	(33)	(14)
Transfers (5)	1
Transfers to assets held for sale
Depreciation, amortization and depletion	(4,535)	(3,498)
Impairment recognition (note 20)	(79)	(84)
Impairment reversal (note 20)
Translation adjustment	2,291	3,999
Balance at June 30, 2025	$ 40,295	36,458
Decommissioning costs - Additions to / review of estimates